UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment |X|; Amendment Number: 1

  This Amendment (Check only one.):  |X| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clinton Group, Inc.
Address:  55 Water Street, 31st Floor
          New York, NY 10041

Form 13F File Number: 28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hall
Title:    CFO
Phone:    212-825-0400

Signature, Place, and Date of Signing:

/s/ John Hall                           New York, NY               5/23/02
----------------------------       --------------------        ---------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  93
Form 13F Information Table Value Total:  615,339
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number       Name

     01       28-10034                   CGI Holdings, Inc.
     02       28-10033                   Clinton Group Equity, Co.

Quarter Ended March 31, 2002

                              13F Information Table

           COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8

                                                                 VALUE     SHARES/ SH/ Put/  INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT PRN Call  DSCRETN   MANAGERS Sole  Shared   None
AFFILIATED COMPUTER SVCS INC     Note 3.500% 2/1   008190AF7    40454     28130000   PRN     Defined    01, 02                 None
AMERICAN EXPRESS CO                    Com         025816109      227         5562    SH     Defined    01, 02  Sole
AMERICAN INTERNATIONAL GROUP           Com         026874107      304         4227    SH     Defined    01, 02  Sole
AMERICAN INTL GROUP INC             DBCV 11/0      026874AP2     9019     15000000   PRN     Defined    01, 02                 None
AMKOR TECH INC                   Note 5.750% 6/0   031652AN0     2395      2500000   PRN     Defined    01, 02                 None
ANHEUSER-BUSCH COS INC                 Com         035229103      226         4341    SH     Defined    01, 02  Sole
AOL TIME WARNER                        Com         00184A105      263        11131    SH     Defined    01, 02  Sole
BANK OF AMERICA CORP                   Com         060505104      454         6685    SH     Defined    01, 02  Sole
BANK ONE CORP                          Com         06423A103      224         5365    SH     Defined    01, 02  Sole
BARNES & NOBLE INC               Note 5.250% 3/1   067774AD1    27038     23085000   PRN     Defined    01, 02                 None
BEA SYSTEMS INC                 Note 4.000% 12/1   073325AD4    10076     12067000   PRN     Defined    01, 02                 None
BEST BUY INC                     DBCV 0.684% 6/2   086516AD3    14793     18800000   PRN     Defined    01, 02                 None
BISYS GROUP INC                  Note 4.000% 3/1   055472AB0     3094      2500000   PRN     Defined    01, 02                 None
CELESTICA INC                       Note 8/0       15101QAA6    17966     41300000   PRN     Defined    01, 02                 None
CEPHALON INC                     Note 5.250% 5/0   156708AC3     5014      4675000   PRN     Defined    01, 02                 None
CHARTER COMMUNICATION INC DEL   Note 5.750% 10/1   16117MAB3    17875     20605000   PRN     Defined    01, 02                 None
CHEVRONTEXACO CORP                     Com         166764100      433         4807    SH     Defined    01, 02  Sole
CISCO SYSTEMS INC                      Com         17275R102      439        25977    SH     Defined    01, 02  Sole
CITIGROUP INC                          Com         172967101      891        18005    SH     Defined    01, 02  Sole
COCA-COLA CO/THE                       Com         191216100      563        10777    SH     Defined    01, 02  Sole
DELL COMPUTER CORP                     Com         247025109      214         8220    SH     Defined    01, 02  Sole
DIAMONDS TRUST SERIES I            Unit Ser I      252787106    2,662        25668    SH     Defined    01, 02  Sole
ELECTRONIC DATA SYS CORP NEW        Note 10/1      285661AB0     9450     12000000   PRN     Defined    01, 02                 None
ELI LILLY & CO                         Com         532457108      349         4588    SH     Defined    01, 02  Sole
ENERGY SELECT SECTOR SPDR        SBI INT-Energy    81369Y506      373        12936    SH     Defined    01, 02  Sole
ENZON INC                        Note 4.500% 7/0   293904AB4     8781     10000000   PRN     Defined    01, 02                 None
EXXON MOBIL CORPORATION                Com         30231G102    1,189        27139    SH     Defined    01, 02  Sole
FANNIE MAE                             Com         313586109      242         3035    SH     Defined    01, 02  Sole
FINANCIAL SELECT SECTOR SPDR      SBI INT-FINL     81369Y605    2,150        79210    SH     Defined    01, 02  Sole
GENERAL ELECTRIC CO                    Com         369604103      849        22691    SH     Defined    01, 02  Sole
GENERAL MOTORS CORP               DEB SR CONV B    370442733    10525       385100   PRN     Defined    01, 02                 None
GENERAL SEMICONDUCTOR              5.750% 12/1     370787AB9    12598     12582000   PRN     Defined    01, 02                 None
GENZYME CORP                     SDCV 3.000% 5/1   372917AK0    27996     29450000   PRN     Defined    01, 02                 None
GILEAD SCIENCES INC             Note 5.000% 12/1   375558AB9     9981      6100000   PRN     Defined    01, 02                 None
GOLDMAN SACHS GROUP INC                Com         38141G104      933        10343    SH     Defined    01, 02  Sole
HCC INSURANCE                    Note 2.00% 9/0    404132AA0    10181      9394000   PRN     Defined    01, 02                 None
HOME DEPOT INC                         Com         437076102      513        10555    SH     Defined    01, 02  Sole
HUTCHINSON TECHNOLOGY INC        Note 6.000% 3/1   448407AC0     6289      6500000   PRN     Defined    01, 02                 None
IMMUNEX CORP                           Com         452528102      683        22577    SH     Defined    01, 02  Sole
INDUSTRIAL SELECT SECT SPDR       SBI INT-INDS     81369Y704      634        23286    SH     Defined    01, 02  Sole
INTEL CORP                             Com         458140100      558        18365    SH     Defined    01, 02  Sole
INTERNATIONAL RECTIFIER CORP     Note 4.250% 7/1   460254AE5    16136     17350000   PRN     Defined    01, 02                 None
INTERPUBLIN GROUP COS INC        Note 1.870% 6/0   460690AJ9     8325     10000000   PRN     Defined    01, 02                 None
INTL BUSINESS MACHINES CORP            Com         459200101      478         4601    SH     Defined    01, 02  Sole
JABIL CIRCUIT                    Note 1.750% 5/1   466313AA1    12022     12572000   PRN     Defined    01, 02                 None
JOHNSON & JOHNSON                      Com         478160104      853        13142    SH     Defined    01, 02  Sole
JP MORGAN CHASE & CO                   Com         46625H100      299         8397    SH     Defined    01, 02  Sole
JUNIPER NETWORKS INC             Note 4.750% 3/1   48203RAA2     1445      2000000   PRN     Defined    01, 02                 None
KING PHARMACEUTICALS INC        DBCV 2.750% 11/1   495582AG3     7678      7775000   PRN     Defined    01, 02                 None
KULICKE & SOFFA                 Note 4.750% 12/1   501242AE1     4632      4237000   PRN     Defined    01, 02                 None
L-3 COMMUNICATIONS HLDGS         Debt 4.000% 9/1   502424AD6    25612     21500000   PRN     Defined    01, 02                 None
LAM RESEARCH                     Note 4.000% 6/0   512807AE8    10918     11000000   PRN     Defined    01, 02                 None
MEDTRONIC INC                    DBCV 1.250% 9/1   585055AB2    38063     37500000   PRN     Defined    01, 02                 None
MERCK & CO. INC.                       Com         589331107      265         4603    SH     Defined    01, 02  Sole
MICROSOFT CORP                         Com         594918104    1,028        17052    SH     Defined    01, 02  Sole
MORGAN STANLEY DEAN WITTER &           Com         617446448      200         3497    SH     Defined    01, 02  Sole
NCO GROUP INC                    Note 4.750% 4/1   628858AB8    11272     10825000   PRN     Defined    01, 02                 None
NETWORK ASSOCS INC               Note 5.250% 8/1   64123LAB7    18660     12000000   PRN     Defined    01, 02                 None
NVIDIA CORP                     Note 4.750% 10/1   67066GAA2    25400     20841000   PRN     Defined    01, 02                 None
ONI SYSTEMS CORP                Note 5.000% 10/1   68273FAA1      773      1000000   PRN     Defined    01, 02                 None
ORACLE CORPORATION                     Com         68389X105      159        12440    SH     Defined    01, 02  Sole
PEPSICO INC                            Com         713448108      413         8038    SH     Defined    01, 02  Sole
PFIZER INC                             Com         717081103    1,049        26398    SH     Defined    01, 02  Sole
PHARMACIA CORPORATION                  Com         71713U102      252         5607    SH     Defined    01, 02  Sole
PHILIP MORRIS COMPANIES INC            Com         718154107      403         7657    SH     Defined    01, 02  Sole
PHOTRONICS INC                  Note 4.750% 12/1   719405AC6     4700      4000000   PRN     Defined    01, 02                 None
PMC-SIERRA INC                   Note 3.750% 8/1   69344FAB2     8397     10415000   PRN     Defined    01, 02                 None
PROCTER & GAMBLE CO                    Com         742718109      454         5040    SH     Defined    01, 02  Sole
PROVINCE HEALTHCARE CO          Note 4.500% 11/2   743977AC4     3763      3662000   PRN     Defined    01, 02                 None
QUEST DIAGNOSTIC INC            DBCV 1.750% 11/3   74834LAF7    17970     16000000   PRN     Defined    01, 02                 None
RATIONAL SOFTWARE CORP           Note 5.000% 2/0   75409PAC7     9676     11090000   PRN     Defined    01, 02                 None
REEBOK INTL LTD                  DBCV 4.250% 3/0   758110AE0     8426      8241000   PRN     Defined    01, 02                 None
RESMED INC                       Note 4.000% 6/2   761152AB3     5468      6000000   PRN     Defined    01, 02                 None
ROYAL DUTCH PETRO-NY SHARES      NY Reg GLD1.25    780257804      479         8830    SH     Defined    01, 02  Sole
SANMINA CORP                     Note 4.250% 5/0   800907AB3    22253     23455000   PRN     Defined    01, 02                 None
SBC COMMUNICATIONS INC                 Com         78387G103      422        11288    SH     Defined    01, 02  Sole
SCHOOL SPECIALTY INC             Note 6.000% 8/0   807863AC9     8284      7600000   PRN     Defined    01, 02                 None
SECURITY CAPITAL GROUP-B              CL B         81413P204      509        20000    SH     Defined    01, 02  Sole
SHIRE FINANCE LTD                Note 2.000% 8/2   82481UAB5     7000      8000000   PRN     Defined    01, 02                 None
STMICROELCTRONICS N V               Note 9/2       861012AB8    11716     11500000   PRN     Defined    01, 02                 None
SYMANTEC CORP                   Note 3.000% 11/0   871503AB4    20720     14800000   PRN     Defined    01, 02                 None
TECHNOLOGY SELECT SECT SPDR       SBI INT-TECH     81369Y803    1,423        65692    SH     Defined    01, 02  Sole
TERADYNE INC                    SDCV 3.750% 10/1   880770AD4     5076      3000000   PRN     Defined    01, 02                 None
TEXAS INSTRUMENTS INC                  Com         882508104      212         6431    SH     Defined    01, 02  Sole
TYCO INTL LTD NEW                   Note 11/1      902124AC0    18023     27000000   PRN     Defined    01, 02                 None
VERIZON COMMUNICATIONS INC             Com         92343V104      363         7968    SH     Defined    01, 02  Sole
VIACOM INC-CL B                       CL B         925524308      371         7687    SH     Defined    01, 02  Sole
WACHOVIA CORP                          Com         929903102      219         5909    SH     Defined    01, 02  Sole
WALGREEN CO                            Com         931422109      210         5370    SH     Defined    01, 02  Sole
WAL-MART STORES INC                    Com         931142103    1,149        18753    SH     Defined    01, 02  Sole
WELLS FARGO & COMPANY                  Com         949746101      280         5675    SH     Defined    01, 02  Sole
WYETH                                  Com         983024100      392         5974    SH     Defined    01, 02  Sole
YOUNG & RUBICAM INC              Note 3.000% 1/1   987425AC9    12156     12500000   PRN     Defined    01, 02                 None

                                                              615,339